Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 1,906,753	$ 293,063	¥ 2,982,510
Restricted cash		0		1,000
Short-term investments (including short-term investments measured at fair value of RMB154,594 and RMB95,345 as of December 31, 2016 and 2017, respectively)		160,345	24,645	299,174
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2016 and December 31, 2017		175,518	26,977	204,132
Amounts due from related parties		515,454	79,224	438,840
Loan receivables net of allowance for loan losses of RMB1,151 and RMB 3,244 as of December 31, 2016 and December 31, 2017, respectively		765,398	117,640	113,920
Loan receivables from factoring business		256,944	39,492	604,176
Other current assets		255,680	39,297	88,776
Total current assets		4,036,092	620,338	4,732,528
Long-term investments (including long-term investments measured at fair value of Nil and RMB 482,006, as of December 31, 2016 and 2017, respectively)		988,266	151,894	346,920
Investment in affiliates		968,622	148,875	539,177
Property and equipment, net		303,349	46,624	243,490
Other non-current assets		125,871	19,349	38,647
Deferred tax assets		72,654	11,167	55,727
Total Assets		6,494,854	998,247	5,956,489
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB72,212 and RMB83,553 as of December 31, 2016 and December 31, 2017, respectively)		622,494	95,676	555,228
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Ltd. of nil as of December 31, 2016 and December 31, 2017)		18,360	2,822	23,162
Deferred revenues (including deferred revenue of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB29,834 and RMB33,301 as of December 31, 2016 and December 31, 2017, respectively)		201,254	30,932	93,252
Loan payables from factoring business		3,857	593	569,375
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB31,079 and RMB40,942 as of December 31, 2016 and December 31, 2017, respectively)		489,389	75,218	334,694
Convertible notes		487,973	75,000
Total current liabilities		1,823,327	280,241	1,575,711
Deferred tax liabilities		50,121	7,703	4,456
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of nil as of December 31, 2016 and December 31, 2017)		113,660	17,469	98,946
Convertible notes				555,440
Total Liabilities		1,987,108	305,413	2,234,553
Mezzanine Equity
Redeemable Non-controlling Interest of a Subsidiary				330,664
Total Mezzanine Equity				330,664
Shareholders' equity:
Treasury stock (1,287,205 ordinary shares as of December 31, 2016 and 140,479 ordinary shares as of December 31, 2017)		(40,267)	(6,190)	(130,439)
Additional paid-in capital		1,372,838	211,001	1,226,216
Retained earnings		2,883,169	443,135	2,241,694
Accumulated other comprehensive (loss)/income		213,424	32,809	(5,433)
Total Noah Holdings Limited shareholders' equity		4,429,260	680,770	3,332,137
Non-controlling interests		78,486	12,064	59,135
Total Shareholders' Equity		4,507,746	692,834	3,391,272
Total Liabilities and Equity		6,494,854	998,247	5,956,489
Class A
Shareholders' equity:
Ordinary shares		67	10	70
Total Shareholders' Equity	[1]	67		70
Class B
Shareholders' equity:
Ordinary shares		29	$ 5	29
Total Shareholders' Equity		¥ 29		¥ 29

[1]	The amount less than RMB 1 is rounded to zero.